Pension and Postretirement Benefits: Schedule of movements in projected benefit obligation ("PBO") (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of movements in projected benefit obligation ("PBO"):
Schedule of movements in projected benefit obligation ("PBO")

	2011	2010	2009
Projected benefit obligation at beginning of year	147,534	156,880	187,030
Service cost	5,718	6,990	7,680
Interest cost	11,493	12,572	14,917
Obligations arising from acquisitions and other	10,211	1,564	1,665
Benefits paid	(12,650)	(15,091)	(15,000)
Actuarial loss (gain)	2,525	(4,505)	3,650
Plan amendments	274	8,852	1,856
Curtailment gain	(38,431)	(18,237)	(38,573)
Translation difference	(5,092)	(1,491)	(6,345)
Projected benefit obligation at end of year	121,582	147,534	156,880